COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND
SCHEDULE OF INVESTMENTS
January 31, 2021 (Unaudited)

COMMON STOCKS (90.06%)	Shares	Fair Value

Australia (20.71%)
Biotech (2.84%)
CSL Ltd.	2,500	$ 518,254

Coal Mining (0.27%)
Coronado Global Resources, Inc. - CDI	50,000	49,847

Containers & Packaging (1.15%)
Brambles Ltd.	26,265	211,311

Environmental & Facilities Services (1.10%)
Cleanaway Waste Management Ltd.	120,000	202,141

Exploration & Production (1.08%)
Senex Energy Ltd.(a)	800,000	197,366

Gas Utilities (1.62%)
APA Group	40,000	297,383

Health Care Facilities (1.18%)
Ramsay Health Care Ltd.	4,500	215,908

Health Care Services (4.06%)
Sonic Healthcare Ltd.	28,382	741,660

Integrated Electric Utilities (0.42%)
Origin Energy Ltd.	21,617	77,693

Internet Media & Services (1.12%)
Webjet Ltd.	57,000	206,044

IT Services (0.55%)
Appen Ltd.	6,000	101,545

Logistics Services (0.97%)
Qube Holdings Ltd.	82,415	178,566

Medical Devices (1.64%)
Cochlear Ltd.	2,000	300,689

Packaged Foods & Meats (0.06%)
Freedom Foods Group Ltd.(b)	60,000	10,362

Retail REITS (1.24%)
Scentre Group Ltd.	110,000	227,858

Transport Operations & Services (1.02%)
Sydney Airport Ltd.	42,990	186,786

Wireless Telecommunications (0.39%)
Telstra Corp. Ltd.	30,000	71,239

Total Australia		3,794,652

New Zealand (69.35%)
Agricultural Producers (1.17%)
New Zealand King Salmon Investments Ltd.	195,000	214,432

Alcoholic Beverages (1.22%)
Delegat Group Ltd.	21,456	223,271

Courier Services (4.45%)
Freightways Ltd.	103,540	815,298

Flow Control Equipment (2.28%)
Skellerup Holdings Ltd.	150,000	418,264

Food & Drug Stores (0.78%)
Green Cross Health Ltd.(a)	181,796	143,249

Health Care Facilities (3.38%)
Ryman Healthcare Ltd.	40,000	444,488
Summerset Group Holdings Ltd.	20,000	173,863
		618,351
Health Care Supply Chain (0.46%)
AFT Pharmaceuticals Ltd.(a)	23,000	84,461

Home Products Stores (3.78%)
Briscoe Group Ltd.	183,520	692,209

Life Science & Diagnostics (3.39%)
Pacific Edge Ltd.(a)	800,000	620,082

Lodging (2.54%)
Millennium & Copthorne Hotels New Zealand Ltd.	300,000	464,578

Logistics Services (5.66%)
Mainfreight Ltd.	21,500	1,037,785

Measurement Instruments (3.64%)
ikeGPS Group Ltd.(a)	831,366	667,144

Medical Equipment (2.41%)
Fisher & Paykel Healthcare Corp. Ltd.	17,821	441,795

Multi Asset Class Owners & Developers (2.04%)
Marsden Maritime Holdings Ltd.	81,425	374,615

P&C Insurance (0.64%)
Turners Automotive Group Ltd.	50,000	116,460

Packaged Food (1.74%)
Sanford Ltd.	93,406	318,301

Power Generation (8.60%)
Infratil Ltd.	207,000	1,065,280
Meridian Energy Ltd.	100,000	510,579
		1,575,859
Real Estate Services (2.10%)
Arvida Group Ltd.	300,000	384,813

Transport Operations & Services (18.70%)
Port of Tauranga Ltd.	55,000	296,495
South Port New Zealand Ltd.	517,763	3,127,877
		3,424,372
Wireline Telecommunications (0.37%)
Spark New Zealand Ltd.	20,000	68,687

Total New Zealand		12,704,026

Total Common Stocks/Investments (90.06%) (Cost $7,888,405)		16,498,678

Other Assets in Excess of Liabilities (9.94%)		1,821,387

NET ASSETS — 100.00%	$ 18,320,065

(a)	Non-income producing security.
(b)	Security is being fair valued in accordance with the Trust’s fair valuation policies and represents 0.06% of the Fund’s net assets.

CDI -	Chess Depositary Interest
REIT -	Real Estate Investment Trust

See accompanying notes which are an integral part of this schedule of investments.

AFRICA FUND
SCHEDULE OF INVESTMENTS
January 31, 2021 (Unaudited)

COMMON STOCKS (85.28%)	Shares	Fair Value

Botswana (0.21%)
Food & Drug Stores (0.21%)
Choppies Enterprises Ltd.(a)	121,810	$ 5,316

Egypt (3.32%)
Banks (1.87%)
Commercial International Bank Egypt SAE	12,250	48,317

Other Commercial Support Services (1.45%)
Integrated Diagnostics Holdings PLC	34,800	37,408

Total Egypt		85,725
South Africa (80.28%)
Agricultural Producers (3.51%)
Astral Foods Ltd.	4,000	33,396
Crookes Brothers Ltd.(a)	8,000	24,926
Oceana Group Ltd.	7,362	32,027
		90,349
Airlines (0.00%)
Comair Ltd.(a) (b)	227,570	—

Automotive Retailers (3.96%)
Barloworld Ltd.(a)	4,300	26,767
Bidvest Group Ltd.	4,167	42,960
Motus Holdings Ltd.(a)	8,000	32,413
		102,140
Banks (17.13%)
Capitec Bank Holdings Ltd.(a)	3,000	274,655
FirstRand Ltd.	14,300	44,920
Nedbank Group Ltd.	4,000	32,281
Standard Bank Group Ltd. - ADR	10,800	89,856
		441,712
Basic & Diversified Chemicals (1.30%)
Sasol Ltd. - ADR(a)	3,200	33,408

Building Construction (0.63%)
Wilson Bayly Holmes-Ovcon Ltd.(a)	3,000	16,298

Cable & Satellite (1.16%)
MultiChoice Group Ltd.	3,500	29,810

Coal Mining (1.16%)
Exxaro Resources Ltd.	3,000	29,804

Food & Beverage Wholesalers (2.04%)
Bid Corp. Ltd.	3,167	52,599

Food & Drug Stores (2.91%)
Shoprite Holdings Ltd. - ADR	7,900	74,971

Home & Office Product Wholesalers (1.47%)
Alviva Holdings Ltd.	50,700	37,906

Infrastructure Construction (0.96%)
Murray & Roberts Holdings Ltd.(a)	45,000	24,611

Institutional Brokerage (1.81%)
Coronation Fund Managers Ltd.	14,500	46,720

Internet Media & Services (6.28%)
Naspers Ltd., N Shares	700	161,956

Investment Companies (1.72%)
PSG Group Ltd.	10,400	44,249

Life & Health Insurance (1.48%)
Momentum Metropolitan Holdings	35,000	38,072

Life Insurance (4.88%)
Clientele Ltd.	90,000	49,624
Discovery Ltd.	9,000	76,302
		125,926
Logistics Services (1.23%)
Imperial Holdings Ltd. - ADR	2,400	6,048
Value Group Ltd.	87,364	25,897
		31,945
Marine Shipping (1.79%)
Grindrod Ltd.	140,000	45,929

Packaged Food (0.71%)
Tiger Brands Ltd.	1,400	18,404

Paper & Pulp Mills (1.20%)
Sappi Ltd.(a)	11,000	31,052

Precious Metals (15.69%)
Anglo American Platinum Ltd.	1,000	99,501
AngloGold Ashanti Ltd. - ADR	3,000	70,380
Gold Fields Ltd. - ADR	10,000	93,300
Impala Platinum Holdings Ltd.	10,500	141,820
		405,001
Specialty & Generic Pharmaceuticals (1.10%)
Aspen Pharmacare Holdings Ltd.(a)	3,000	28,325

Specialty Apparel Stores (1.32%)
Mr. Price Group Ltd.	3,000	34,094

Wealth Management (0.94%)
Alexander Forbes Group Holdings Ltd.	100,000	24,282

Wireless Telecommunications (3.90%)
MTN Group Ltd. - ADR	12,500	51,500
Vodacom Group Ltd.	6,000	48,951
		100,451
Total South Africa		2,070,014
United Kingdom (1.47%)
Health Care Facilities (1.47%)
Mediclinic International Ltd.(a)	9,562	37,797

Total Common Stocks (Cost $2,415,800)		2,198,852

EXCHANGE-TRADED FUNDS (6.44%)

Global X MSCI Nigeria ETF	5,550	69,819
VanEck Vectors Africa Index ETF	4,795	96,092

Total Exchange-Traded Funds (Cost $255,882)		165,911

MONEY MARKET FUNDS (3.03%)

Federated Hermes Government Obligations Fund, Institutional Class, 0.01%(c)	77,989	77,989

Total Money Market Funds (Cost $77,989)		77,989

Total Investments (94.75%) (Cost $2,749,671)	2,442,752

Other Assets in Excess of Liabilities (5.25%)	135,318

NET ASSETS — 100.00%	$ 2,578,070

(a)	Non-income producing security.
(b)	Security is being fair valued in accordance with the Trust's fair valuation policies and represents 0.00% of the Fund's net assets.
(c)	Rate disclosed is the seven day effective yield as of January 31, 2021.

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund

See accompanying notes which are an integral part of this schedule of investments.

COMMONWEALTH JAPAN FUND
SCHEDULE OF INVESTMENTS
January 31, 2021 (Unaudited)

COMMON STOCKS (98.95%)	Shares	Fair Value

Japan (98.95%)
Alcoholic Beverages (2.12%)
Kirin Holdings Co. Ltd.	7,000	$ 150,452

Automobiles (1.78%)
Toyota Motor Corp. - ADR	900	126,468

Automotive Wholesalers (1.10%)
Toyota Tsusho Corp.(a)	2,000	77,996

Building Construction (2.42%)
Kajima Corp.	12,850	172,165

Building Maintenance Services (0.99%)
Taihei Dengyo Kaisha Ltd.	3,000	70,428

Commercial Finance (3.78%)
Kyushu Leasing Service Co. Ltd.	13,000	75,932
ORIX Corp.	12,000	192,543
		268,475
Commercial Vehicles (0.97%)
Hino Motors Ltd.	8,000	68,951

Commercial & Residential Building Equipment & Systems (3.86%)
Daikin Industries Ltd.	1,300	274,462

Consumer Electronics (2.16%)
Sony Corp. - ADR	1,600	153,136

Courier Services (2.45%)
Yamato Holdings Co. Ltd.	7,000	173,670

Diversified Industrials (1.45%)
Hitachi Ltd.	2,500	102,984

Electrical Power Equipment (2.49%)
Meidensha Corp.	7,600	176,572

Electronics Components (5.70%)
ALPS Electric Co. Ltd.	3,000	40,089
Murata Manufacturing Co. Ltd.	1,000	96,044
Nidec Corp.	700	92,555
Taiyo Yuden Co. Ltd.	3,000	175,976
		404,664
Factory Automation Equipment (3.31%)
FANUC Corp.	900	234,953

Food & Beverage Wholesalers (2.35%)
ITOCHU Corp. - ADR	2,000	115,260
Yamae Hisano Co. Ltd.	5,200	51,891
		167,151
Food & Drug Stores (2.32%)
Sugi Holdings Company Ltd.	2,500	164,286

Health Care Supplies (5.41%)
Hoya Corp.	3,000	383,847

Industrial Machinery (1.51%)
SMC Corp. - ADR	3,500	107,240

Infrastructure Construction (0.64%)
Takada Corp.	6,000	45,248

IT Services (3.09%)
INES Corp.	5,000	68,020
Otsuka Corp.	3,000	151,047
		219,067
Life Insurance (4.00%)
Dai-ichi Life Insurance Co. Ltd.	11,000	167,598
T&D Holdings, Inc.	10,000	116,534
		284,132
Logistics Services (2.82%)
Kintetsu World Express, Inc.	4,000	98,058
Nippon Express Co. Ltd.	1,500	101,908
		199,966
Mass Merchants (1.22%)
Aeon Kyushu Co. Ltd.(a)	4,500	86,708

Medical Devices (14.94%)
Asahi Intecc Co. Ltd.	20,500	673,039
Terumo Corp.	10,000	388,642
		1,061,681

Medical Equipment (1.21%)
CYBERDYNE, Inc.(a)	14,000	85,930

Multi Asset Class Owners & Developers (3.35%)
Mitsui Fudosan Company Ltd.	3,000	60,891
Sumitomo Realty & Development Co. Ltd.	4,000	120,738
Tokyu Fudosan Holdings Corp.	10,000	56,505
		238,134
Other Machinery & Equipment (1.75%)
Makita Corp.	2,600	124,067

Personal Care Products (4.81%)
Kao Corp.	1,000	72,554
Unicharm Corp.	6,000	269,086
		341,640
Specialty Chemicals (4.34%)
JSR Corp.	3,000	91,543
Nippon Shokubai Company Ltd.	2,000	112,013
Shin-Etsu Chemical Co. Ltd.	600	104,443
		307,999
Transit Services (10.61%)
Daiichi Koutsu Sangyo Co. Ltd.	7,200	43,149
East Japan Railway Co.	1,500	98,939
Hankyu Hanshin Holdings, Inc.	4,400	142,357
Keikyu Corp.	6,500	104,256
Keio Corp.	3,600	263,457
Tobu Railway Co. Ltd.	3,600	101,582
		753,740

Total Common Stocks (Cost $3,780,153)		7,026,212

MONEY MARKET FUNDS (0.13%)

Federated Hermes Government Obligations Fund, Institutional Class, 0.01%(b)	8,889	8,889

Total Money Market Funds (Cost $8,889)		8,889

Total Investments (99.08%) (Cost $3,789,042)		7,035,101

Other Assets in Excess of Liabilities (0.92%)		65,059

NET ASSETS — 100.00%		$ 7,100,160

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2021.

ADR	- American Depositary Receipt

See accompanying notes which are an integral part of this schedule of investments.

COMMONWEALTH GLOBAL FUND
SCHEDULE OF INVESTMENTS
January 31, 2021 (Unaudited)

COMMON STOCKS (97.87%)	Shares	Fair Value

Austria (0.23%)
Integrated Oils (0.23%)
OMV AG - ADR	1,000	$ 42,430

Brazil (1.07%)
Data & Transaction Processors (1.07%)
Pagseguro Digital Ltd., Class A(a)	4,000	195,800

Chile (1.30%)
Alcoholic Beverages (1.30%)
Cia Cervecerias Unidas SA - ADR	14,401	236,896

Denmark (1.46%)
Banks (0.70%)
Danske Bank A/S - ADR(a)	15,000	128,490

Large Pharmaceuticals (0.76%)
Novo Nordisk A/S - ADR	2,000	139,200

Total Denmark		267,690
France (2.54%)
Basic & Diversified Chemicals (2.54%)
Arkema SA - ADR	4,130	462,560

Germany (3.55%)
Automobiles (0.58%)
Porsche Automobil Holding SE - ADR	15,000	105,450

Diversified Industrials (2.97%)
Siemens AG - ADR	7,000	541,450

Total Germany		646,900
India (3.16%)
Banks (3.16%)
HDFC Bank Ltd. - ADR(a)	8,000	576,800

Israel (5.73%)

Application Software (5.73%)
NICE-Systems Ltd. - ADR(a)	4,000	1,045,120

Japan (8.12%)
Consumer Electronics (2.62%)
Sony Corp. - ADR	5,000	478,550

Electronics Components (5.50%)
Nidec Corp. - ADR	30,000	1,002,900

Total Japan		1,481,450
Norway (2.63%)
P&C Insurance (2.63%)
Gjensidige Forsikring ASA - ADR	20,000	480,000

Panama (0.64%)
Airlines (0.64%)
Copa Holdings, SA, Class A	1,500	116,055

South Africa (1.25%)
Food & Drug Stores (1.25%)
Shoprite Holdings Ltd. - ADR	24,000	227,760

Switzerland (5.79%)
Large Pharmaceuticals (2.86%)
Roche Holding AG - ADR	12,000	520,920

Packaged Food (2.93%)
Nestlé SA - ADR	4,750	533,425

Total Switzerland		1,054,345
United Kingdom (10.52%)
Alcoholic Beverages (2.46%)
Diageo PLC - ADR	2,800	448,756

Large Pharmaceuticals (3.97%)
AstraZeneca PLC - ADR	8,000	404,800
GlaxoSmithKline PLC - ADR	8,500	316,625
		721,425
Personal Care Products (2.88%)
Unilever PLC - ADR	9,000	525,060

Publishing (1.21%)
Pearson PLC - ADR	20,000	221,000

Total United Kingdom		1,916,241
United States (49.88%)
Auto Parts (3.94%)
Miller Industries, Inc.	18,000	717,840

Automotive Retailers (3.02%)
Group 1 Automotive, Inc.	4,000	550,480

Communications Equipment (7.09%)
Apple, Inc.	9,800	1,293,208

Computer Hardware & Storage (3.28%)
NetApp, Inc.	9,000	597,960

Containers & Packaging (0.96%)
Amcor PLC	16,000	175,040

Courier Services (1.94%)
FedEx Corp.	1,500	353,010

Diversified Banks (1.48%)
JPMorgan Chase & Co.	2,100	270,207

Film & TV (2.77%)
Walt Disney Co. (The)	3,000	504,510

Infrastructure Software (1.91%)
Microsoft Corp.	1,500	347,940

Integrated Oils (1.64%)
Chevron Corp.	3,500	298,200

Life Science & Diagnostics (5.59%)
Thermo Fisher Scientific, Inc.	2,000	1,019,400

Local TV & Radio Broadcast (0.03%)
Beasley Broadcast Group, Inc., Class A	3,000	6,150

Medical Equipment (1.47%)
Dentsply Sirona, Inc.	5,000	267,450

Personal Care Products (2.46%)
Procter & Gamble Co. (The)				3,500	448,735

Rail Freight (3.89%)
Norfolk Southern Corp.				3,000	709,860

Semiconductor Devices (4.78%)
Intel Corp.				3,500	194,285
Skyworks Solutions, Inc.				4,000	677,000
					871,285
Video Games (1.57%)
Electronic Arts, Inc.				2,000	286,400

Wireless Telecommunications (2.06%)
KVH Industries, Inc.(a)				30,000	375,300

Total United States					9,092,975

Total Common Stocks (Cost $8,346,668)					17,843,022

MONEY MARKET FUNDS (1.90%)

Federated Hermes Government Obligations Fund, Institutional Class, 0.01%(b)				346,464	346,464

Total Money Market Funds (Cost $346,464)					346,464

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
CALL OPTIONS PURCHASED (0.65%)

Boeing Co. (The)	6	$ 116,514	$ 255 .00	1/21/2022	$ 10,740
Caterpillar, Inc.	12	219,408	120 .00	1/21/2022	79,800
Synchrony Financial	20	67,300	20 .00	1/21/2022	27,400

Total Call Options Purchased (Cost $68,379)					117,940

Total Investments (100.42%) (Cost $8,761,511)					18,307,426

Liabilities in Excess of Other Assets (-0.42%)					(76,934)

NET ASSETS — 100.00%					$ 18,230,492

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2021.

ADR	- American Depositary Receipt

See accompanying notes which are an integral part of this schedule of investments.

COMMONWEALTH REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS
January 31, 2021 (Unaudited)

COMMON STOCKS (97.72%)	Shares	Fair Value

Agricultural Producers (0.38%)
BrasilAgro - Company Brasileira de Propriedades Agricolas - ADR	9,432	$ 45,462

Banks (3.55%)
FS Bancorp, Inc.	4,316	231,424
Harleysville Financial Corp.	8,675	194,320
		425,744
Building Construction (2.01%)
Kajima Corp. - ADR	10,000	130,900
Lend Lease Group - ADR	11,900	109,654
		240,554
Building Materials (7.26%)
James Hardie Industries PLC - ADR	25,000	697,749
Tecnoglass, Inc.	25,634	174,055
		871,804
Cement & Aggregates (1.46%)
Summit Materials, Inc., Class A(a)	8,535	175,223

Commercial & Residential Building Equipment & Systems (3.90%)
Lennox International, Inc.	1,700	468,333

Data Center REITS (7.20%)
CyrusOne, Inc.	5,200	379,340
Digital Realty Trust, Inc.	3,368	484,823
		864,163
Health Care REITS (2.24%)
Physicians Realty Trust	8,000	141,040
Ventas, Inc.	2,750	126,693
		267,733
Home Products Stores (3.62%)
Lowe's Cos., Inc.	2,600	433,810

Homebuilding (8.68%)
D.R. Horton, Inc.	5,000	384,000
Lennar Corp., Class A	4,000	332,600
NVR, Inc.(a)	50	222,324
Toll Brothers, Inc.	2,000	102,200
		1,041,124

Hotel REITS (1.64%)
Ryman Hospitality Properties, Inc.	3,024	196,106

Hotels Resorts & Cruise Lines (3.13%)
InterContinental Hotels Group PLC - ADR(a)	6,103	375,762

Industrial Machinery (1.88%)
Techtronic Industries Company Ltd. - ADR	3,000	225,750

Industrial REITS (8.31%)
EastGroup Properties, Inc.	1,200	162,168
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,600	449,540
Prologis, Inc.	2,000	206,400
STAG Industrial, Inc.	6,000	178,800
		996,908

Infrastructure REITS (11.88%)
American Tower Corp., Class A	2,500	568,401
Crown Castle International Corp.	2,000	318,520
SBA Communications Corp., Class A	2,000	537,339
		1,424,260
Mortgage Finance (1.86%)
Ladder Capital Corp.	9,342	91,832
Redwood Trust, Inc.	15,192	130,347
		222,179
Mortgage REITS (0.94%)
Ares Commercial Real Estate Corp.	10,000	113,200

Multi Asset Class REITS (3.57%)
Washington Real Estate Investment Trust	6,000	131,640
WP Carey, Inc.	4,470	296,808
		428,448
Office REITS (4.37%)
Alexandria Real Estate Equities, Inc.	1,850	309,154
Boston Properties, Inc.	1,450	132,342
Douglas Emmett, Inc.	3,000	83,130
		524,626
Residential Owners & Developers (0.93%)
Cyrela Brazil Realty SA - ADR	22,000	111,100

Residential REITS (3.57%)
AvalonBay Communities, Inc.	1,300	212,771
Essex Property Trust, Inc.	900	215,649
		428,420

Retail Owners & Developers (0.24%)
IRSA Propiedades Comerciales SA - ADR	3,140	28,857

Retail REITS (3.27%)
National Retail Properties, Inc.	4,000	156,000
STORE Capital Corp.	7,600	235,752
		391,752
Self-Storage REITS (3.68%)
Extra Space Storage, Inc.	2,500	284,475
Global Self Storage, Inc.	39,000	157,560
		442,035
Specialized REITS (3.16%)
Charter Hall Education Trust	85,214	201,216
Global Net Lease, Inc.	11,000	177,210
		378,426
Specialty REITS (3.29%)
Gladstone Land Corp.	9,700	152,678
Iron Mountain, Inc.	7,200	242,424
		395,102
Transport Operations & Services (1.70%)
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR(a)	1,300	203,723

Total Common Stocks (Cost $6,877,402)		11,720,604

MONEY MARKET FUNDS (1.43%)

Federated Hermes Government Obligations Fund, Institutional Class, 0.01%(b)	170,968	170,968

Total Money Market Funds (Cost $170,968)		170,968

Total Investments (99.15%) (Cost $7,048,370)		11,891,572

Other Assets in Excess of Liabilities (0.85%)		102,484

NET ASSETS — 100.00%		$ 11,994,056

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2021.

ADR	- American Depositary Receipt
REIT	- Real Estate Investment Trust

See accompanying notes which are an integral part of this schedule of investments.

At January 31, 2021 the gross unrealized appreciation (depreciation) on investments, foreign currency and cost of securities on a tax basis for federal income tax purposes were as follows:

	Australia/New Zealand Fund	Africa Fund	Japan Fund	Global Fund	Real Estate Securities Fund
Gross unrealized appreciation	$9,436,256	$470,894	$3,379,279	$9,807,086	$5,340,989
Gross unrealized depreciation	(825,983)	(822,246)	(136,569)	(261,171)	(300,656)
Net unrealized appreciation (depreciation) on investments	$8,610,273	$(356,352)	$3,242,710	$9,545,915	$5,040,333
Tax cost of investments	$7,888,405	$2,799,104	$3,792,391	$8,761,511	$6,851,239

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals, foreign currency translations and passive foreign investment companies (‘‘PFICs’’).

Commonwealth International Series Trust

Notes to Schedules of Investments (Unaudited)

January 31, 2021

The Commonwealth Australia/New Zealand Fund (the “Australia/New Zealand Fund”), the Africa Fund, the Commonwealth Japan Fund (the “Japan Fund”), the Commonwealth Global Fund (the “Global Fund”) and the Commonwealth Real Estate Securities Fund (the “Real Estate Securities Fund”) (each a “Fund” and collectively the “Funds”) are each an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Valuation of Securities – Each Fund’s assets and liabilities are valued normally on the basis of market quotations or official closing prices or, if there is no recent last sales price available, reference is made to the last mean quotation in the principal market in which the securities are normally traded. Equity securities that are traded on the NASDAQ National Market System, for which quotations are readily available, are valued at the official closing price. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Debt securities are priced either by using a market quotation or an independent pricing service. The pricing service may use one or more pricing models. Investments in open-end investment companies are valued at net asset value. If Fund management determines that market quotations or official closing prices are not readily available or do not accurately reflect the fair value for a security, the fair value of the security or securities will be determined in accordance with procedures established by the Board of Trustees (the “Board”). Fair value prices are generally provided by an independent fair value pricing service. The Funds have instituted a policy whereby the value of certain equity securities listed or traded on foreign security exchanges may be valued by an independent fair value pricing service on any day when certain conditions are met (trigger). The Australia/New Zealand Fund, Africa Fund and Japan Fund have retained an independent fair value pricing service to assist in the fair valuing of these foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value. For the Australia/New Zealand Fund and Japan Fund, the trigger is based on a comparison between the S&P 500® Futures Index at the time of Tokyo market close to the S&P 500® Futures Index at the time of the New York market close. For the Africa Fund, the trigger is based on a comparison between the S&P 500® Futures Index at the time of London market close to the S&P 500® Futures Index at the time of the New York market close.

Fair Value Measurements – The Funds’ investments have been categorized by tiers dependent upon the various “inputs” used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including management’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Common stocks, preferred stocks and exchange-traded funds - Securities traded on a national exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. Investments in other open-end registered investment companies, including money market funds, are valued at net asset value. To the extent these securities are actively traded, and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Securities traded on inactive markets, valued by reference to similar instruments or whose inputs are observable and timely would be categorized in Level 2 of the fair value hierarchy.

Corporate and Sovereign Bonds - The fair value of corporate bonds may be estimated using recently executed transactions, market price quotations (where observable), bond spreads, and/or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Domestically held corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they would be categorized in Level 3 of the fair value hierarchy.

Written/Purchased Options - Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are generally categorized in Level 1 of the fair value hierarchy. If there is no reported close price on the valuation date, long positions are valued at the most recent bid price and short positions are valued at the most recent ask price. In this instance, the securities would generally be categorized as Level 2.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2021:

	Australia/New Zealand Fund
	Level 1	Level 2	Level 3		Total
Security Type
Common Stocks(a)	$277,705	$16,210,611	$10,362	(b)	$16,498,678
Total	$277,705	$16,210,611	$10,362		$16,498,678

	Africa Fund
	Level 1	Level 2	Level 3		Total
Security Type
Common Stocks(a)	$467,779	$1,731,073	$-	(c)	$2,198,852
Exchange-Traded Funds	165,911	-	-		165,911
Money Market Funds	77,989	-	-		77,989
Total	$711,679	$1,731,073	$-		$2,442,752

	Japan Fund
	Level 1	Level 2	Level 3	Total
Security Type
Common Stocks(a)	$502,105	$6,524,107	$-	$7,026,212
Money Market Funds	8,889	-	-	8,889
Total	$510,994	$6,524,107	$-	$7,035,101

	Global Fund
	Level 1	Level 2	Level 3	Total
Security Type
Common Stocks(a)	$17,843,022	$-	$-	$17,843,022
Call Options Purchased	90,540	27,400	-	117,940
Money Market Funds	346,464	-	-	346,464
Total	$18,280,026	$27,400	$-	$18,307,426

	Real Estate Securities Fund
	Level 1	Level 2	Level 3	Total
Security Type
Common Stocks(a)	$11,416,630	$303,974	$-	$11,720,604
Money Market Funds	170,968	-	-	170,968
Total	$11,587,598	$303,974	$-	$11,891,572

(a) For a detailed breakout by industry or country, please refer to the Schedules of Investments.

(b) Consists of the holding: Freedom Foods Group Ltd.

(c) Consists of the holding: Comair Ltd.

The fair valued security (Level 3) held in the Australia/New Zealand Fund consisted of Freedom Foods Group Ltd., a diversified company operating in the health food sector, domiciled in Australia. A pending capital raise announcement resulted in the halting of the shares from trading and a fair value determination of $10,362 as of January 31, 2021. The factors considered in determining the fair value included the nature of the cause for the halt in trading, financial statement analysis and other relevant matters affecting the value of the company.

The fair valued security (Level 3) held in the Africa Fund consisted of Comair Ltd., an airline based in South Africa. A series of events occurred that resulted in the halting of the shares from trading on the Johannesburg exchange and a fair value determination of $0 as of January 31, 2021. The factors considered in determining the fair value included the nature of the cause for the halt in trading, financial statement analysis and other relevant matters affecting the value of the company.

The following is a summary of the Level 3 reconciliations as of January 31, 2021:

Australia/New Zealand Fund
Balance as of October 31, 2020	$9,535
Realized gain/(loss)	-
Change in unrealized appreciation (depreciation)	827
Purchases	-
Sales	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Balance as of January 31, 2021	$10,362

Africa Fund
Balance as of October 31, 2020	$524
Realized gain/(loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases	-
Sales	-
Transfers in to Level 3	-
Transfers out of Level 3	(524)
Balance as of January 31, 2021	$-